CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss from Operations
Operating costs	$ 5,219,930	$ 1,784,832
Marketing service fee	0	150,000
Loss from operations	(5,219,930)	(1,934,832)
Other Income
Change in fair value of warrant liabilities	681,000	10,669,000
Recovery of offering costs allocated to warrants	309,534	0
Operating account interest income	14,786	7,413
Income from Trust Account	5,350,288	3,433,975
Total other income	6,355,608	14,110,388
Income before provision for income taxes	1,135,678	12,175,556
Provision for income taxes	(1,111,731)	(645,442)
Net income	$ 23,947	$ 11,530,114
Basic weighted average shares outstanding (in shares)	5,750,000	5,750,000
Diluted weighted average shares outstanding (in shares)	5,750,000	5,750,000
Basic net income per common share (in dollars per share)	$ 0	$ 0.4
Diluted net income per common share (in dollars per share)	$ 0	$ 0.4
Class A Common Stock Subject to Possible Redemption [Member]
Other Income
Basic weighted average shares outstanding (in shares)	11,072,452	23,000,000
Diluted weighted average shares outstanding (in shares)	11,072,452	23,000,000
Basic net income per common share (in dollars per share)	$ 0	$ 0.4
Diluted net income per common share (in dollars per share)	$ 0	$ 0.4